Warrant liabilities - Summary of Movement in the Warrant Liabilities (Detail) € in Thousands		6 Months Ended
	Mar. 16, 2022 Warrants	Jun. 30, 2022 EUR (€) Warrants
Disclosure of fair value measurement of liabilities [line items]
Beginning balance		€ 296,052
Ending balance		274,342
Public Warrants [Member]
Disclosure of fair value measurement of liabilities [line items]
Beginning balance		€ 0
Beginning balance (in shares) | Warrants		0
Warrants assumed on Transaction date		€ 21,259
Warrants assumed on Transaction date , Shares | Warrants	13,799,948	13,799,948
Warrants exercised		€ 0
Warrants exercised , Shares | Warrants		0
Change in fair value of warrant liabilities		€ (14,546)
Ending balance		€ 6,713
Ending balance (in shares) | Warrants		13,799,948
Private Warrants [Member]
Disclosure of fair value measurement of liabilities [line items]
Beginning balance		€ 0
Beginning balance (in shares) | Warrants		0
Warrants assumed on Transaction date		€ 20,993
Warrants assumed on Transaction date , Shares | Warrants	9,360,000	9,360,000
Warrants exercised		€ (13,854)
Warrants exercised , Shares | Warrants		(9,360,000)
Change in fair value of warrant liabilities		€ (7,139)
Ending balance		€ 0
Ending balance (in shares) | Warrants		0
Warrants [Member]
Disclosure of fair value measurement of liabilities [line items]
Beginning balance		€ 0
Beginning balance (in shares) | Warrants		0
Warrants assumed on Transaction date		€ 42,253
Warrants assumed on Transaction date , Shares | Warrants		23,159,948
Warrants exercised		€ (13,854)
Warrants exercised , Shares | Warrants		(9,360,000)
Change in fair value of warrant liabilities		€ (21,686)
Ending balance		€ 6,713
Ending balance (in shares) | Warrants		13,799,948